GENERAL (Details) $ in Millions	6 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2015 USD ($) shares	Dec. 31, 2014	Dec. 31, 2013
GENERAL [Abstract]
Issuance of shares from a public offering, inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters | $	$ 27.1
Issuance of shares from a public offering, inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters (in shares)	2,415,000
Shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters	315,000
Number of major customers	3	4	1